Scope of Consolidation and Summary of Significant Accounting Policies - Leases and financial instruments (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Leases
Impairment loss, right-of-use assets	€ 0
Increase (decrease) in net sales from application of hedge accounting	(1,511)	€ (1,650)
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	0
Transfers out of Level 3 of fair value hierarchy, liabilities	0
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	0	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	0	€ 0
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities held at end of reporting period	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities held at end of reporting period	€ 0
Minimum | Lease liabilities
Leases
Interest rate on borrowings	0.96%
Maximum | Lease liabilities
Leases
Interest rate on borrowings	7.50%